Offsetting financial assets and financial liabilities - Financial assets and liabilities (Narrative) (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of offsetting of financial liabilities [line items]
Settlements assets liabilities offset amounts	£ 18,143	£ 14,079
Cash collateral netted [member]
Disclosure of offsetting of financial assets [line items]
Amounts offset		4,099
Disclosure of offsetting of financial liabilities [line items]
Amounts offset	4,990
Derivatives [member]
Disclosure of offsetting of financial liabilities [line items]
Financial collateral	46,592	38,343
Cash collateral pledged	42,518	35,423
Non-cash assets pledged as collateral	4,074	2,920
Derivatives [member] | Cash collateral netted [member]
Disclosure of offsetting of financial liabilities [line items]
Amounts offset	7,313	5,465
Repurchase agreements and other similar secured borrowing [member]
Disclosure of offsetting of financial liabilities [line items]
Derivative liability expsoure	187,898	130,718
Repurchase agreements and other similar secured borrowing [member] | Financial liabilities at fair value, class [member]
Disclosure of offsetting of financial liabilities [line items]
Derivative liability expsoure	177,455	128,686
Repurchase agreements and other similar secured borrowing [member] | Financial liabilities at amortised cost [member]
Disclosure of offsetting of financial liabilities [line items]
Derivative liability expsoure	10,443	2,032
Derivatives [member]
Disclosure of offsetting of financial assets [line items]
Financial collateral	47,820	38,872
Cash collateral	43,164	33,469
Non-cash collateral	4,656	5,403
Reverse repurchase agreements and other similar secured lending [member]
Disclosure of offsetting of financial assets [line items]
Maximum Exposure	147,539	99,554
Reverse repurchase agreements and other similar secured lending [member] | Financial assets designated at fair value [member]
Disclosure of offsetting of financial assets [line items]
Maximum Exposure	138,558	97,823
Reverse repurchase agreements and other similar secured lending [member] | Financial assets at amortised cost [member]
Disclosure of offsetting of financial assets [line items]
Maximum Exposure	£ 8,981	£ 1,731